Information on market risk and fair value of financial assets and liabilities (telecom activities) - Available undrawn credit facilities (Details) € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,188
Cash equivalents	5,479
Investments at fair value	2,266
UCITS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	4,925
Term deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	200
IFRS Debt Securities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	125
NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	2,029
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	237
Parent Company [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,000